SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about change in policy affected financial position, financial performance and cash flows of the Company (Details)
$ in Thousands, $ in Thousands
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Jan. 01, 2019 USD ($)
Assets
Total current assets	$ 140,409		$ 87,144		$ 32,673
Total non-current assets	51,280		11,427		7,653
Total assets	191,689		98,571		40,326
Liabilities
Total current liabilities	13,550		3,955		1,072
Total non-current liabilities			275
Total liabilities	42,689		4,230		1,072
Shareholders' equity
Capital stock	265,939		156,277		63,587
Share-based payment reserve	8,978		8,668		4,769
Foreign currency translation reserve	8,869		4,286		1,184
Deficit	(134,786)		(74,890)		(30,286)
Total shareholders' equity	149,000		94,341		39,254
Total liabilities and shareholders' equity	$ 191,689		$ 98,571		$ 40,326
As previously reported [Member]
Assets
Total current assets		$ 113,183		$ 44,574
Total non-current assets		14,842		10,440
Total assets		128,025		55,014
Liabilities
Total current liabilities		5,138		1,463
Total non-current liabilities		357
Total liabilities		5,495
Shareholders' equity
Capital stock		209,736		86,746
Share-based payment reserve		11,369		6,196
Foreign currency translation reserve		0		0
Deficit		(98,575)		(39,391)
Total shareholders' equity		122,530		53,551
Total liabilities and shareholders' equity		$ 128,025		$ 55,014